Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Intangible Assets [Abstract]
Summary of intangible assets
	Cost	Accumulated Amortization	Net Book Value
September 30, 2016
Licenses	$462,234	$354,179	$108,055
Patents	1,893,185	1,858,932	34,253
Total	$2,355,419	$2,213,111	$142,308
December 31, 2015
Licenses	$462,234	$333,732	$128,502
Patents	1,893,185	1,832,955	60,230
Total	$2,355,419	$2,166,687	$188,732

	Weighted Average Remaining Amortization Period (Years)	Cost	Accumulated Amortization	Net Book Value
December 31, 2015
Licenses	3.8	$462,234	$333,732	$128,502
Patents	1.1	1,893,185	1,832,955	60,230
Total	1.9	$2,355,419	$2,166,687	$188,732
December 31, 2014
Licenses	4.7	$462,234	$306,495	$155,739
Patents	1.9	1,893,185	1,638,975	254,210
Total	2.6	$2,355,419	$1,945,470	$409,949

Summary of annual amortization expense
Amortization Expense
October 1 thru December 31, 2016	$15,376
2017	$61,800
2018	$37,300
2019	$27,832

Year	Amortization Expense
2016	$61,800
2017	$61,800
2018	$37,300
2019	$27,832